Subsequent Events (Details) - Subsequent Event [Member]	Jul. 17, 2024 USD ($)	Jul. 22, 2024	Jul. 17, 2024 CNY (¥)	Jul. 04, 2024 USD ($)	Jul. 04, 2024 CNY (¥)
Subsequent Events [Line Items]
Debt collateral over loan				$ 1,600,000
X3 TECHNOLOGIES PTE. LTD [Member]
Subsequent Events [Line Items]
Equity interest		100.00%
Shanghai Pudong Development Bank [Member]
Subsequent Events [Line Items]
Total facility				$ 915,070	¥ 6,650,000
Powerbridge Zhuhai [Member]
Subsequent Events [Line Items]
Drew down	$ 915,070		¥ 6,650,000
Credit term	one
Fixed annual interest rate	4.00%